PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 1,066,483	¥ 1,214,168
Property, computer and network equipment and optical fiber
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 112,181	¥ 149,395